UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10599
Tax-Managed Small-Cap Value Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	July 31, 2005

Item 1. Schedule of Investments

Tax-Managed Small-Cap Value Portfolio                                                                                           as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Auto Related — 3.5%
BorgWarner, Inc.	34,000	$1,977,780
		$1,977,780
Cement — 3.1%
Lafarge North America, Inc.	24,500	1,709,610
		$1,709,610
Chemical — 3.5%
RPM, Inc.	104,400	1,957,500
		$1,957,500
Computer / Communications Related — 2.2%
International Rectifier Corp. (1)	26,000	1,223,300
		$1,223,300
Construction / Engineering — 2.4%
Granite Construction, Inc.	40,000	1,368,800
		$1,368,800
Electrical Equipment — 3.0%
Belden CDT, Inc.	77,000	1,709,400
		$1,709,400
Electronics — 2.5%
Bel Fuse, Inc. Class B	33,400	1,097,858
Technitrol, Inc.	23,000	297,620
		$1,395,478
Energy — 17.0%
Cimarex Energy Co. (1)	14,500	608,130
Maverick Tube Corp. (1)	52,900	1,754,693
Newfield Exploration Co. (1)	51,800	2,200,982
Piedmont Natural Gas Co., Inc.	74,000	1,829,280
Questar Corp.	20,500	1,438,690
Spinnaker Exploration Co. (1)	43,000	1,687,320
		$9,519,095
Food Wholesalers / Retailers — 3.6%
Performance Food Group Co. (1)	48,000	1,441,440
SUPERVALU, Inc.	16,500	584,100
		$2,025,540
Household Products — 5.1%
Church & Dwight Co., Inc.	72,500	2,722,375
Libbey, Inc.	6,700	117,585
		$2,839,960

1

Industrial Products — 10.5%
A.O. Smith Corp.	46,500	$1,255,500
Albany International Corp., Class A	53,100	1,860,624
CLARCOR, Inc.	22,000	686,400
Teleflex, Inc.	31,000	2,056,230
		$5,858,754
Insurance — 5.8%
Protective Life Corp.	46,000	2,003,760
Scottish Re Group Ltd.	52,000	1,250,600
		$3,254,360
Medical Services / Supplies — 10.1%
CONMED Corp. (1)	44,000	1,324,840
Mentor Corp.	18,200	905,450
Owens & Minor, Inc.	38,400	1,138,176
PolyMedica Corp.	40,000	1,404,800
West Pharmaceutical Services, Inc.	32,000	880,320
		$5,653,586
Packaging — 5.2%
AptarGroup, Inc.	41,500	2,068,775
Tupperware Corp.	40,000	853,200
		$2,921,975
Restaurant — 7.1%
Applebee’s International, Inc.	28,500	755,535
CBRL Group, Inc.	40,000	1,566,800
Landry’s Restaurants, Inc.	30,700	956,305
Outback Steakhouse, Inc.	15,000	698,700
		$3,977,340
Retailing — 5.2%
BJ’s Wholesale Club, Inc. (1)	47,000	1,498,830
Claire’s Stores, Inc.	56,000	1,422,960
		$2,921,790
Toy — 2.8%
RC2 Corp. (1)	38,500	1,571,185
		$1,571,185
Transportation — 6.4%
Arkansas Best Corp.	58,000	1,989,400
Yellow Roadway Corp. (1)	30,000	1,587,300
		$3,576,700

2

Total Common Stocks (identified cost $37,139,043)	$55,462,153
Total Investments — 99.0% (identified cost $37,139,043)	$55,462,153
Other Assets, Less Liabilities — 1.0%	$568,436
Net Assets — 100.0%	$56,030,589

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$37,139,043
Gross unrealized appreciation	$18,414,705
Gross unrealized depreciation	(91,595)
Net unrealized appreciation	$18,323,110

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Value Portfolio

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer
Date:	September 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer
Date:	September 22, 2005
By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer and Principal Financial Officer
Date:	September 22, 2005